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J.P. Morgan Series Trust II
(formerly JPM Series Trust II)
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

March 30, 2001

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Rule 24f-2 Notice for J.P. Morgan Series Trust II with respect to:
         J.P. Morgan Bond Portfolio
         J.P. Morgan U.S. Disciplined Equity Portfolio
         J.P. Morgan International Opportunities Portfolio
         J.P. Morgan Small Company Portfolio
         (Registration Statement File No. 33-72834)


Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:        J.P. MorganSeries Trust II
                                                 (formerly JPM Series Trust II)
                                                 60 State Street, Suite 1300
                                                 Boston, MA  02109

2.       Name of each series or class of funds for which this notice is filed:

         J.P. Morgan Bond Portfolio*
         J.P. Morgan U.S. Disciplined Equity Portfolio*
         J.P. Morgan International Opportunities Portfolio*
         J.P. Morgan Small Company Portfolio*
         (Registration Statement File No. 33-72834)

3.       Investment Company Act File Number:811-08212
         Securities Act File Number:        033-72834

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Division of Investment Management
Securities and Exchange Commission
March 30, 2001
Page 2


4(a).    Last day of fiscal year for which this notice is filed:
         December 31, 2000_______________________
* Shares were sold to unmanaged separate accounts that offer interests therein that are registered under the Securities Act and on which a registration fee has been paid. Therefore, no fee calculation is necessary on the Fund Level

4(b). [] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):      $17,001,864

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:             $5,949,519

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995 that
                  were not previously used to reduce
                  registration fees payable to the Commission:    $

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                   $5,949,519

         (v)      Net sales -- if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                                $11,052,345

         (vi)     Redemption credits available for use
                  in future years -- if Item 5(i) is less
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                                $0

         (vii)    Multiplier for determining registration
                  fee (see instruction C.8):                      x .000250

         (viii)Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee
                  is due)                                         $2,763.09
                                                                  ============

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Division of Investment Management
Securities and Exchange Commission
March 30, 2001
Page 3

6.       Interest  due -- if this Form is being  filed more
         than 90 days after the end of the  issuer's fiscal
         year (see Instruction D):                                     +$  0

7.       Total of the amount of the registration fee due
         plus any interest due [Item 5(vii) plus Item 6]:
                                                                  =$2,763.09
                                                                 ===========

8.       Date the registration fee and any interest
         payment was sent to the Commission's lockbox
         depository:                                         March 30,  2001

         Account Number: 9108739

         Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



J.P. MORGAN SERIES TRUST II



By:      /s/ Mary Jo Pace
         Mary Jo Pace
         Vice President and Assistant Treasurer